UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Caledonia (Private) Investments Pty Limited
Address: 	Level 18, Gateway, One Macquarie Place
       Sydney  NSW  2000 Australia
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

Name:		Bernard Stanton
Title:		Director
Phone:		61292557608



	Bernard Stanton	      Sydney NSW Australia	January 25 2013


              Signature            City, State             Date

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                         6
Form 13F Information Table Value Total:                   195,812
                                                        (thousands)

List of Other Included Managers:                                NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

FORM 13F INFORMATION TABLE

COLUMN 1
COLUMN 2
COLUMN 3
COLUMN 4
COLUMN 5
COLUMN 6
COLUMN 7
COLUMN 8










NAME OF ISSUER

TITLE OF
CLASS


CUSIP

VALUE
(x$1000)


SHRS

INVESTMENT
DISCRETION

OTHER
MANAGER
VOTING
AUTHORITY
SOLE








GOOGLE INC
CLA
38259P508
52,396
74,070
SOLE
NONE
74,070
ZILLOW INC
CLA
98954A107
54,828
1,975,778
SOLE
NONE
1,975,778
COLGATE PALMOLIVE CO
COM
194162103
35,014
334,934
SOLE
NONE
334,934
TRULIA INC
COM
897888103
25,995
1,600,679
SOLE
NONE
1,600,679
HECKMANN CORP
COM
422680108
24,120
5,985,044
SOLE
NONE
5,985,044
TIFFANY & CO NEW
COM
886547108
3,459
60,318
SOLE
NONE
60,318



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